Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of MacroGenics, Inc. and its wholly owned subsidiary, MacroGenics West, Inc. All intercompany accounts and transactions have been eliminated in consolidation. The Company currently operates in one operating segment. Operating segments are defined as components of an enterprise about which separate discrete information is available for the chief operating decision maker, or decision making group, in deciding how to allocate resources and assessing performance. The Company views its operations and manages its business in one segment, which is developing monoclonal antibody-based therapeutics for cancer, autoimmune and infectious diseases.

Use of Estimates

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires the Company to make estimates and judgments in certain circumstances that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. In preparing these consolidated financial statements, management has made its best estimates and judgments of certain amounts included in the financial statements, giving due consideration to materiality. On an ongoing basis, the Company evaluates its estimates, including those related to revenue recognition, fair values of assets, convertible preferred stock and common stock, preferred stock warrant liability, income taxes, pre-clinical study and clinical trial accruals and other contingencies. Management bases its estimates on historical experience or on various other assumptions that it believes to be reasonable under the circumstances. Actual results could differ from these estimates.

In addition, the Company utilizes estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair value of its common stock as determined by the board of directors, with input from management. Management uses contemporaneous valuations in estimating the fair value of its common stock. The board of directors has determined the estimated fair value of the common stock based on a number of objective and subjective factors, including external market considerations affecting the biotechnology industry and the historic prices at which the Company sold shares of its preferred stock.

Unaudited Interim Financial Information

The accompanying unaudited interim consolidated balance sheet as of September 30, 2013, the consolidated statements of operations and comprehensive income and cash flows for the nine months ended September 30, 2013 and 2012, and the related interim information contained within the notes to the consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair presentation of the Company’s financial position at September 30, 2013 and results of its operations and its cash flows for the nine months ended September 30, 2013 and 2012. The results for the nine months ended September 30, 2013 are not necessarily indicative of future results. All references to September 30, 2013 or to the nine months ended September 30, 2013 and 2012 in the notes to the consolidated financial statements are unaudited.

Unaudited Pro Forma Balance Sheet Presentation

The unaudited pro forma balance sheet as of September 30, 2013, reflects the automatic conversion of the outstanding shares of Series A-1, Series A-2, Series B, Series C, Series D, and the net share exercise of the Series D-2 convertible preferred stock warrants into shares of common stock as though the completion of the Company’s initial public offering (IPO) had occurred on September 30, 2013. The shares of common stock issued in the IPO and the net share exercise of the Series D-2 preferred stock warrants of any related net proceeds or cash received from the net share exercise are excluded from such pro forma information.

Cash and Cash Equivalents

The Company considers all investments in highly liquid financial instruments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents consist of certificates of deposit and investment in money market funds with commercial banks and financial institutions. Cash equivalents are stated at amortized cost, plus accrued interest, which approximates fair value.

Accounts Receivable

Accounts receivable that management has the intent and ability to collect are reported in the consolidated balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company writes off uncollectible receivables when the likelihood of collection is remote.

The Company evaluates the collectability of accounts receivable on a regular basis. The allowance, if any, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts and economic factors or events expected to affect future collections experience. No allowance was recorded as of December 31, 2011, December 31, 2012, and September 30, 2013, as the Company has a history of collecting on all outstanding accounts.

Restricted Cash

The Company is required to maintain certificates of deposit that serve as collateral for various operating leases and corporate credit card accounts. Amounts classified as restricted cash on the consolidated balance sheets are $582,171 at December 31, 2011 and $404,850 at December 31, 2012 and September 30, 2013.

Fair Value of Financial Instruments

The fair market values of the financial instruments included in the financial statements, which include cash equivalents and money market accounts, approximate their carrying values at December 31, 2012 and 2011, due to their short-term maturities. The Company accounts for recurring and non-recurring fair value measurements in accordance with Accounting Standards Codification 820, Fair Value Measurements and Disclosures (ASC 820). ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value, and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality of reliability of inputs, or assumptions, used in the determination of fair value, and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

•	Level 1 – Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.

•	Level 2 – Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.

•	Level 3 – Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity – e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC 820 hierarchy.

Financial assets and liabilities subject to fair value measurements as of December 31, 2011, December 31, 2012 and September 30, 2013, were as follows:

	Fair Value Measurements at December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$31,049,050	$31,049,050	$—	$—
Money market funds	24,169,311	—	24,169,311	—
Restricted cash	582,171	582,171	—	—

Total assets	$55,800,532	$31,631,221	$24,169,311	$—

Liabilities:
Preferred stock warrant liability	$(203,642)	$—	$—	$(203,642)

	Fair Value Measurements at December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$18,695,197	$18,695,197	$—	$—
Money market funds	29,047,958	29,047,958	—	—
Restricted cash	404,850	404,850	—	—

Total assets	$48,148,005	$48,148,005	$—	$—

Liabilities:
Preferred stock warrant liability	$(52,947)	$—	$—	$(52,947)

	Fair Value Measurements at September 30, 2013
	Total	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$7,522,029	$7,522,029	$—	$—
Money market funds	26,047,169	26,047,169	—	—
Restricted cash	404,850	404,850	—	—

Total assets	$33,974,048	$33,974,048	$—	$—

Liabilities:
Preferred stock warrant liability	$(679,296)	$—	$—	$(679,296)

As of December 31, 2012, the Company transferred its money market funds from Level 2 to Level 1 because the inputs are now based upon a quoted market price.

The Company’s Level 1 securities primarily consist of restricted cash, cash equivalents and money market funds. The Company determines the estimated fair value for its Level 1 securities using quoted (unadjusted) prices for identical assets or liabilities in active markets.

The Company determines the estimated fair value for its Level 2 securities using the following methods: quoted prices for similar assets/liabilities in active markets, inputs other than quoted prices that are observable for the asset/liability (e.g., interest rates, yield curves volatilities, default rates, etc.) and inputs that are derived principally from or corroborated by other observable market data.

The following table presents information about the Company’s preferred stock warrant liability, which was the only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC 820 as of December 31, 2011, December 31, 2012, and September 30, 2013:

	December 31,
	2011	2012	September 30, 2013
			(unaudited)
Balance beginning of period	$(1,663,077)	$(203,642)	$(52,947)
Total unrealized gains (losses) included in earnings	1,459,435	150,695	(626,349)

Balance end of period	$(203,642)	$(52,947)	$(679,296)

In order to estimate the fair value of the preferred stock purchase warrants, the business enterprise value was established based on a discounted cash flow model (income approach). The Company utilized an option pricing method to value the shares using a contingent claims analysis, which applies a series of call options whose inputs reflect the liquidation preferences and conversion behavior of the different classes of equity. After the equity value of the business enterprise was determined, the total equity value is allocated to the various equity instruments such as preferred stock, stock options and preferred stock purchase warrants. Key management estimates relate to the time period to liquidation and conversion behavior of a particular class of stockholders. The business enterprise value includes assumptions related to product approval, market penetration and costs to develop the product. Significant changes to these assumptions would result in increases/decreases to the fair value of the outstanding warrants.

The total unrealized gains (losses) on the preferred stock warrants included in earnings is included as a component of other income (expense) in the consolidated statement of operations and comprehensive income.

Concentration of Credit Risk

Substantially all of the Company’s cash and cash equivalents are maintained with major financial institutions in the United States. Deposits held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. The counterparties are various corporations, financial institutions and government agencies of high credit standing.

For the years ended December 31, 2011 and 2012, and the nine months ended September 30, 2012 and 2013, all of the Company’s grant revenue was related to contracts and research grants received from U.S. government agencies. Collaborations with Les Laboratoires Servier and Institut de Recherches Servier (collectively, Servier), Boehringer Ingelheim GmbH (Boehringer), Gilead Sciences, Inc. (Gilead), Pfizer, Inc. (Pfizer), and Eli Lilly & Co. (Eli Lilly) account for all other revenue. All outstanding receivables are due from Gilead, Pfizer, Boehringer, Eli Lilly, and U.S. government agencies. The following table represents the percentage of all significant revenue earned in the periods indicated:

	Year Ended December 31,		Nine Months ended September 30,
	2011	2012	2013	2012
			(unaudited)
Servier	—%	17.3%	58.8%	12.6%
Boehringer	15.6	18.4	15.9	17.2
Gilead	—	—	13.7	0.0
Pfizer	10.8	8.7	7.3	7.4
Eli Lilly	54.0	48.9	1.6	55.7
Government Agencies	17.7	6.5	2.6	6.9

The following table represents the percentage of all significant accounts receivable balances as of December 31, 2011, December 31, 2012 and September 30, 2013:

	Year Ended December 31,		Nine Months ended September 30, 2013
	2011	2012
			(unaudited)
Gilead	—%	—%	51.2%
Pfizer	28.0	45.4	22.6
Boehringer	40.1	18.0	11.1
Eli Lilly	10.6	28.2	11.0
Government Agencies	21.3	8.4	4.0

Property and Equipment

Property and equipment are stated at cost. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to operations. Repairs and maintenance costs are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Computer equipment	3 years
Software	3 years
Furniture	10 years
Laboratory and office equipment	5 years
Leasehold improvements	Shorter of lease term or useful life

Impairment of Long-Lived Assets

The Company assesses the recoverability of its long-lived assets in accordance with the provisions of ASC 360, Property, Plant and Equipment. ASC 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset or asset group. If carrying value exceeds the sum of undiscounted cash flows, the Company then determines the fair value of the underlying asset group. Any impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the estimated fair value of the asset group. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs to sell. As of December 31, 2011 and 2012, and September 30, 2013, the Company determined that there were no impaired assets and had no assets held-for-sale.

Income Taxes

Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that such tax rate changes are enacted. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. Financial statement recognition of a tax position taken or expected to be taken in a tax return is determined based on a more-likely-than-not threshold of that position being sustained. If the tax position meets this threshold, the benefit to be recognized is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company’s policy is to record interest and penalties related to uncertain tax positions as a component of income tax expense.

Revenues

Revenue Recognition

The Company enters into collaboration and license agreements with collaborators for the development of monoclonal antibody-based therapeutics to treat cancer and other complex diseases. The terms of these agreements contain multiple deliverables which may include (i) licenses, or options to obtain licenses, to the Company’s technological platforms, such as its Fc Optimization and Dual-Affinity Re-Targeting, or DART, technologies, (ii) rights to future technological improvements, (iii) research and development activities to be performed on behalf of the collaborator or as part of the collaboration, and (iv) the manufacture of pre-clinical or clinical materials for the collaborator. Payments to the Company under these agreements may include nonrefundable license fees, option fees, exercise fees, payments for research and development activities, payments for the manufacture of pre-clinical or clinical materials, license maintenance payments, payments based upon the achievement of certain milestones and royalties on product sales. Other benefits to the Company of these agreements include the right to sell products resulting from the collaborative efforts of the parties in specific geographic territories. The Company follows the provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 605-25, Revenue Recognition – Multiple-Element Arrangements, and ASC Topic 605-28, Revenue Recognition–Milestone Method, in accounting for these agreements. In order to account for these agreements, the Company must identify the deliverables included within the agreement and evaluate which deliverables represent separate units of accounting based on the achievement of certain criteria, including whether the delivered element has stand-alone value to the collaborator. The consideration received is allocated among the separate units of accounting, and the applicable revenue recognition criteria are applied to each of the separate units.

For the periods presented, the Company had the following two types of agreements with the parties identified below: 1) exclusive development and commercialization licenses to use the Company’s technology and/or certain other intellectual property to develop compounds against specified targets (referred to herein as exclusive licenses); and 2) Option/research agreements to secure on established terms, development and commercialization licenses to anticancer and other therapeutic product candidates to collaborator selected targets developed by the Company during an option period (referred to herein as right-to-develop agreements).

There are no performance, cancellation, termination or refund provisions in any of the arrangements that contain material financial consequences to the Company.

Exclusive Licenses

The deliverables under an exclusive license agreement generally include the exclusive license to the Company’s DART technology with respect to a specified antigen target, and may also include deliverables related to rights to future technological improvements, research and pre-clinical development activities to be performed on behalf of the collaborator. In some cases the Company may have an option to participate in the co-development of product candidates that result from such agreements.

Generally, exclusive license agreements contain nonrefundable terms for payments and, depending on the terms of the agreement, provide that the Company will (i) at the collaborator’s request, provide research and pre-clinical development services at negotiated prices which are generally consistent with what other third parties would charge, (ii) earn payments upon the achievement of certain milestones, (iii) earn royalty payments, and (iv) in some cases grant the Company an option to participate in the development and commercialization of products that result from such agreements. Royalty rates may vary over the royalty term depending on the Company’s intellectual property rights and whether the Company exercises any co-development and co-commercialization rights. The Company may provide technical assistance and share any technology improvements with its collaborators during the term of the collaboration agreements.

The Company does not directly control when any collaborator will achieve milestones or become liable for royalty payments.

In determining the units of accounting, management evaluates whether the exclusive license has stand-alone value from the undelivered elements to the collaborator based on the consideration of the relevant facts and circumstances for each arrangement. Factors considered in this determination include the research and development capabilities of the partner and the availability of technology platform and product research expertise in the general marketplace. If the Company concludes that the license has stand-alone value and therefore will be accounted for as a separate unit of accounting, the Company then determines the estimated selling prices of the license and all other units of accounting based on market conditions, similar arrangements entered into by third parties, and entity-specific factors such as the terms of the Company’s previous collaboration agreements, recent pre-clinical and clinical testing results of therapeutic product candidates that use the Company’s technology platforms, the Company’s pricing practices and pricing objectives, the likelihood that technological improvements will be made, the likelihood that technological improvements made will be used by the Company’s collaborators and the nature of the research services to be performed on behalf of its collaborators and market rates for similar services.

Upfront payments on exclusive licenses are deferred if facts and circumstances dictate that the license does not have stand-alone value. Prior to the adoption of Accounting Standards Update (ASU) No. 2009-13, Revenue Arrangements with Multiple Deliverables, on January 1, 2011, the Company determined that its licenses lacked stand-alone value because it did not have vendor-specific objective evidence of selling price (“VSOE”), and were combined with other elements of the arrangement and any amounts associated with the license were deferred and amortized over a certain period, which the Company refers to as the Company’s period of substantial involvement. In making the determination of the length of the period over which to defer revenue for contracts entered in to prior to the adoption of ASU No. 2009-13, significant judgment and estimation is used by the Company and can have an impact on the amount of revenue recognized in a given period. Historically, the Company’s involvement with the development of a collaborator’s product candidate has been significant at the early stages of development, and lessens as it progresses into clinical trials. Accordingly, the Company generally estimates this period of substantial involvement to begin at the inception of the collaboration agreement and conclude at the end of the Company’s substantial involvement. ASU No. 2009-13 amends the criteria for separating and allocating consideration in a multiple element arrangement by modifying the fair value requirements for revenue recognition and eliminating the use of the residual value method. The selling prices of deliverables under an arrangement may be derived using third-party evidence (“TPE”), or a best estimate of selling price (“BESP”), if VSOE is not available. The objective of BESP is to determine the price at which the Company would transact a sale if the element within the license agreement was sold on a standalone basis. Establishing BESP involves management’s judgment and considers multiple factors, including market conditions and company-specific factors, including those factors contemplated in negotiating the agreements, as well as internally developed models that include assumptions related to market opportunity, discounted cash flows, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license. In validating the BESP, management considers whether changes in key assumptions used to determine the BESP will have a significant effect on the allocation of the arrangement consideration between the multiple deliverables. Deliverables under the arrangement are separate units of accounting if (i) the delivered item has value to the customer on a standalone basis and (ii) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item is considered probable and substantially within the Company’s control. The arrangement consideration that is fixed or determinable at the inception of the arrangement is allocated to the separate units of accounting based on their relative selling prices. The appropriate revenue recognition model is applied to each element and revenue is accordingly recognized as each element is delivered. Management exercises significant judgment in determining whether a deliverable is a separate unit of accounting.

In determining the separate units of accounting, the Company evaluated whether the exclusive license had standalone value to the collaborator based on consideration of the relevant facts and circumstances for each arrangement. Factors considered in this determination included the research and development capabilities of the collaborator and the availability of relevant research expertise in the marketplace. In addition, the Company considered whether or not (i) the collaborator could use the license for its intended purpose without the receipt of the remaining deliverables, (ii) the value of the license was dependent on the undelivered items and (iii) the collaborator or other vendors could provide the undelivered items.

The Company reassesses its periods of substantial involvement over which the Company amortizes its upfront license fees and makes adjustments as appropriate. In the event a collaborator elects to discontinue development of a specific product candidate under a single target license, but retains its right to use the Company’s technology to develop an alternative product candidate to the same target or a target substitute, the Company would cease amortization of any remaining portion of the upfront fee until there is substantial pre-clinical activity on another product candidate and its remaining period of substantial involvement can be estimated. In the event that a single target license were to be terminated, the Company would recognize as revenue any portion of the upfront fee that had not previously been recorded as revenue, but was classified as deferred revenue, at the date of such termination or through the remaining substantial involvement in the wind down of the agreement.

Upfront payments on exclusive licenses may be recognized upon delivery of the license if facts and circumstances dictate that the license has stand-alone value from the undelivered elements, which generally include rights to future technological improvements, research services and the manufacture of pre-clinical and clinical materials.

The Company recognizes revenue related to research and pre-clinical development services that represent separate units of accounting as they are performed, as long as there is persuasive evidence of an arrangement, the fee is fixed or determinable, and collection of the related receivable is probable. The Company recognizes revenue related to the rights to future technological improvements over the estimated term of the applicable license.

The Company typically performs research activities and pre-clinical development services, including generating and engineering product candidates, on behalf of its licensees during the early evaluation and pre-clinical testing stages of drug development under its exclusive licenses. The Company records amounts received for research materials produced or services performed as revenue from collaborative research.

The Company’s license agreements have milestone payments which for reporting purposes are aggregated into three categories: (i) development milestones, (ii) regulatory milestones, and (iii) sales milestones. Development milestones are typically payable when a product candidate initiates or advances into different clinical trial phases. Regulatory milestones are typically payable upon submission for marketing approval with the FDA or other countries’ regulatory authorities or on receipt of actual marketing approvals for the compound or for additional indications. Sales milestones are typically payable when annual sales reach certain levels.

At the inception of each agreement that includes milestone payments, the Company evaluates whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. This evaluation includes an assessment of whether (a) the consideration is commensurate with either (1) the entity’s performance to achieve the milestone, or (2) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity’s performance to achieve the milestone, (b) the consideration relates solely to past performance and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Company evaluates factors such as the scientific, regulatory, commercial and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

Non-refundable development and regulatory milestones that are expected to be achieved as a result of the Company’s efforts during the period of substantial involvement are considered substantive and are recognized as revenue upon the achievement of the milestone, assuming all other revenue recognition criteria are met. Milestones that are not considered substantive because the Company does not contribute effort to the achievement of such milestones are generally achieved after the period of substantial involvement and are recognized as revenue upon achievement of the milestone, as there are no undelivered elements remaining and no continuing performance obligations, assuming all other revenue recognition criteria are met.

Right-to-Develop Agreements

The Company’s right-to-develop agreements provide collaborators with an exclusive option to obtain licenses to develop and commercialize in specified geographic territories product candidates developed by the Company under agreed upon research and pre-clinical development product programs. The product candidates resulting from each program are all directed to a specific target selected by the collaborator. Under these agreements, fees may be due to the Company (i) at the inception of the arrangement (referred to as “upfront” fees or payments), (ii) the selection of a target for a program, (iii) upon the exercise of an option to acquire a development and commercialization license (referred to as exercise fees or payments earned) for a program, or (iv) some combination of all of these fees.

The accounting for right-to-develop agreements is dependent on the nature of the options granted to the collaborator. Options are considered substantive if, at the inception of a right-to-develop agreement, the Company is at risk as to whether the collaborator will choose to exercise the options to secure development and commercialization licenses. Factors that are considered in evaluating whether options are substantive include the overall objective of the arrangement, the benefit the collaborator might obtain from the agreement without exercising the options, the cost to exercise the options relative to the total upfront consideration, and the additional financial commitments imposed on the collaborator as a result of exercising the options.

For right-to-develop agreements where the options to secure development and commercialization licenses to a product program are considered substantive, the Company does not consider the development and commercialization licenses to be a deliverable at the inception of the agreement. For those right-to-develop agreements entered into prior to the adoption of ASU No. 2009-13 where the options to secure development and commercialization licenses are considered substantive, the Company has deferred the upfront payments received and recognizes this revenue over the period during which the collaborator could elect to exercise options for development and commercialization licenses. These periods are specific to each collaboration agreement. If a collaborator selects a target for a product program, any substantive option fee is deferred and recognized over the life of the option, generally 12 months. Subsequent to the adoption of ASU No. 2009-13, the Company’s evaluation of whether the option is substantive is consistent with pre-adoption of ASU No. 2009-13. How the Company determines the selling price of the option is the only difference between pre and post adoption of ASU No. 2009-13. Post adoption of ASU No. 2009-13, the selling prices of deliverables under an arrangement may be derived using TPE or a BESP, if VSOE is not available. The objective of BESP is to determine the price at which the Company would transact a sale if the element within the right-to-develop agreement was sold on a standalone basis. Establishing BESP involves management’s judgment and considers multiple factors, including market conditions and company-specific factors, including those factors contemplated in negotiating the agreements, as well as internally developed models that include assumptions related to market opportunity, discounted cash flows, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the right-to-develop agreement. In validating the BESP, management considers whether changes in key assumptions used to determine the BESP will have a significant effect on the allocation of the arrangement consideration between the multiple deliverables. Deliverables under the arrangement are separate units of accounting if (i) the delivered item has value to the customer on a standalone basis and (ii) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item is considered probable and substantially within the Company’s control. The arrangement consideration that is fixed or determinable at the inception of the arrangement is allocated to the separate units of accounting based on their relative selling prices. The appropriate revenue recognition model is applied to each element and revenue is accordingly recognized as each element is delivered. Management exercises significant judgment in determining whether a deliverable is a separate unit of accounting.

If a collaborator exercises an option and acquires a development and commercialization license to a product program, the Company attributes the exercise fee to the development and commercialization license. The Company determines the selling price of the option license, upon exercise, through management’s best estimate. Management’s determination of selling price includes such factors as stage of development, market potential and cash flow models used during the negotiation with the collaborator. There have been no option license exercises to date for any period presented. Upon exercise of an option to acquire a development and commercialization license, the Company would also attribute any remaining deferred option fee to the development and commercialization license and apply the multiple-element revenue recognition criteria to the development and commercialization license and any other deliverables to determine the appropriate revenue recognition, which will be consistent with the Company’s accounting policy for upfront payments on exclusive licenses event a right-to-develop agreement were to be terminated, the Company would recognize as revenue any portion of the upfront fee that had not previously been recorded as revenue, but was classified as deferred revenue, at the date of such termination. The Company’s right-to-develop agreements have been determined to contain substantive options.

For right-to-develop agreements where the options to secure development and commercialization licenses to product programs are not considered substantive, the Company considers the development and commercialization licenses to be a deliverable at the inception of the agreement and applies the multiple-element revenue recognition criteria to determine the appropriate revenue recognition. The Company does not directly control when any collaborator will exercise its options for development and commercialization licenses.

Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs primarily consist of employee related expenses, including salaries and benefits, expenses incurred under agreements with contract research organizations, investigative sites and consultants that conduct the Company’s clinical trials, the cost of acquiring and manufacturing clinical trial materials and other allocated expenses, license fees for and milestone payments related to in-licensed products and technologies, stock-based compensation expense, and costs associated with non-clinical activities and regulatory approvals.

Comprehensive Income (Loss)

Effective January 1, 2012, the Company adopted FASB’s Accounting Standards Update 2011-05, Presentation of Comprehensive Income. ASC 220, Comprehensive Income, requires the presentation of the comprehensive income (loss) and its components, as part of the consolidated financial statements. Comprehensive income (loss) is comprised of the net income (loss) and other changes in equity that are excluded from net income (loss). Comprehensive income (loss) equals net income (loss) for the years ended December 31, 2011 and 2012, and for the nine months ended September 30, 2013.

Stock-based Compensation

Stock-based payments are accounted for in accordance with the provisions of ASC 718, Compensation – Stock Compensation. The fair value of stock-based payments is estimated, on the date of grant, using the Black-Scholes model. The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option.

For all time-vesting awards granted, expense is amortized using the straight-line attribution method. For awards that contain a performance condition, expense is amortized using the accelerated attribution method. Recognition of stock-based compensation expense is based on the value of the portion of stock-based awards that is ultimately expected to vest during the period.

The Company utilizes the Black-Scholes model for estimating fair value of its stock options granted. Option valuation models, including the Black-Scholes model, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Net Income (Loss) Per Share

Income (loss) per share is calculated under the two-class method under which all earnings (distributed and undistributed) are allocated to each class of common stock and participating securities based on their respective rights to receive dividends. In the event that the Board of Directors shall declare a dividend payable in cash or other property on the then-outstanding shares of common stock, the holders of the Series A-1, A-2, B, C, D, and D-2 convertible preferred stock shall be entitled to receive the amount of dividends per share of Preferred Stock that would be payable on the largest number of whole shares of Common Stock into which each share of Preferred Stock could then be converted. Therefore, the Series A-1, A-2, B, C, D and D-2 are participating securities.

Basic net income (loss) per common share is determined by dividing the net income (loss) allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net income (loss) per share is computed by dividing the net income (loss) allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Series A-1, A-2, B, C, D, and D-2 convertible preferred stock.

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(Unaudited)
Basic income (loss) per common share:
Net income (loss)	$6,717,120	$8,361,755	$10,466,582	$2,944,149
Less: Undistributed earnings allocated to participating securities	(6,717,120)	(8,361,755)	(10,466,582)	(2,944,149)

Net income (loss) allocable to common shares	$—	$—	$—	$—

Basic weighted average common shares outstanding	1,025,602	1,083,286	1,078,145	1,463,798
Basic earnings per common share	$—	$—	$—	$—

Diluted income (loss) per common share:
Net income (loss)	$6,717,120	$8,361,755	$10,466,582	$2,944,149
Less: Undistributed earnings allocated to participating securities	(6,717,120)	(8,361,755)	(10,466,582)	(2,944,149)

Net income (loss) allocable to common shares	$—	$—	$—	$—

Basic weighted average common shares outstanding	1,025,602	1,083,286	1,078,145	1,463,798
Effect of dilutive securities	—	—	20,334,703	20,445,061

Diluted weighted average common shares outstanding	1,025,602	1,083,286	21,412,848	21,908,859
Diluted income per common share	$—	$—	$—	$—

The following common stock equivalents were excluded in the calculation of diluted net income (loss) per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Series A-1 Preferred Stock	2,156,114	2,156,114
Series A-2 Preferred Stock	392,274	392,274
Series B Preferred Stock	4,336,037	4,336,037
Series C Preferred Stock	5,909,906	5,909,906
Series D Preferred Stock	769,468	769,468
Series D-2 Preferred Stock	3,391,991	3,391,991
Warrants to Purchase Series D-2 Preferred Stock	180,784	180,784
Stock options	2,885,417	3,249,702

The following common stock equivalents were included in the calculation of diluted net income (loss) per share:

	Nine Months Ended September 30,
	2012	2013
	(unaudited)
Series A-1 Preferred Stock	2,156,114	2,156,114
Series A-2 Preferred Stock	392,274	392,274
Series B Preferred Stock	4,336,037	4,336,037
Series C Preferred Stock	5,909,906	5,909,906
Series D Preferred Stock	769,468	769,468
Series D-2 Preferred Stock	3,391,991	3,391,991
Warrants to Purchase Series D-2 Preferred Stock	180,784	180,784
Stock options	3,276,516	2,910,952

Pro forma Net Income (Loss) Per Share

The pro forma net income (loss) per share is computed using the weighted-average number of common shares outstanding and assumes the conversion of all outstanding shares of the Company’s Series A-1, A-2, B, C, D, and D-2 convertible preferred stock and net share exercise of the Series D-2 preferred stock warrants into shares of common stock upon completion of the Company’s IPO, as if they had converted at the beginning of the period. The Company believes the unaudited pro forma net income (loss) per share provides material information to investors, as the conversion of the Company’s Series A-1, A-2, B, C, D, and D-2 convertible preferred stock and net exercise of the Series D-2 preferred stock warrants to common stock occurred upon the closing of the IPO, and the disclosure of pro forma net income (loss) per share thus provides an indication of net income (loss) per share that is comparable to what will be reported by the Company as a public company.

	Year Ended December 31, 2012	Nine Months Ended September 30, 2013
	(unaudited)
Pro forma net income (loss) per common share
Numerator:
Net income (loss) used to compute pro forma net income (loss) per common share:
Basic	$8,361,755	$2,944,145
Diluted	$8,512,450	$2,944,145
Denominator:
Weighted-average number of common shares, used to calculate net income (loss) per common share:
Basic	1,083,286	1,463,798
Diluted	4,517,833	3,373,001
Add: Pro forma adjustments to reflect assumed weighted-average effect of conversion of convertible preferred stock	16,955,740	16,955,740

Weighted-average number of common shares used in calculating pro forma net income (loss) per common share:
Basic	18,039,142	18,419,588
Diluted	21,473,689	20,328,791
Pro forma net income (loss) per common share:
Basic	$0.38	$0.16
Diluted	$0.38	$0.14

The calculation of pro forma net income (loss) per share for the nine-month period ended September 30, 2013 excludes 116,270 shares of common stock upon the net share issuance of the Series D-2 preferred stock warrants because their effect would be anti-dilutive.

Recently Issued Accounting Standards Adopted

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04, which amended ASC Topic 820 to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in ASU No. 2011-05 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This amendment is effective for fiscal years, beginning after December 15, 2011. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements for the year ended December 31, 2012.

In June 2011, the FASB issued ASU No. 2011-05, which amended ASC Topic 220 regarding presentation of comprehensive income. The amendments in ASU No. 2011-05 require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. This amendment is effective for fiscal years, beginning after December 15, 2011. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements for the year ended December 31, 2012.

The Company has evaluated all ASUs through the date the consolidated financials were issued and believes that the adoption of these will not have a material impact on the Company’s consolidated financial statements.